Subsidiary guarantee information (Details) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	6,219	4,824	7,044	11,043	12,339
Interest expense	(3,578)	(3,017)	(5,430)	(6,595)	(8,841)
Net interest income	2,641	1,807	1,614	4,448	3,498
Commissions and fees	3,611	3,328	3,116	6,939	6,278
Trading revenues	357	1,815	1,156	2,172	1,345
Other revenues	417	220	375	637	1,177
Net revenues	7,026	7,170	6,261	14,196	12,298
Provision for credit losses	51	22	25	73	59
Compensation and benefits	2,973	3,024	3,005	5,997	6,716
General and administrative expenses	1,901	1,754	1,673	3,655	3,326
Commission expenses	462	479	427	941	868
Total other operating expenses	2,363	2,233	2,100	4,596	4,194
Total operating expenses	5,336	5,257	5,105	10,593	10,910
Income tax expense	475	510	311	985	295
Net income	1,164	1,381	820	2,545	1,034
Net income/(loss) attributable to noncontrolling interests	119	78	32	197	202
Net income attributable to shareholders	1,045	1,303	788	2,348	832
Income from continuing operations before taxes	1,639	1,891	1,131	3,530	1,329
Credit Suisse (USA), Inc - Consolidated
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	1,690		1,996	3,402	3,837
Interest expense	(1,053)		(1,175)	(2,027)	(2,209)
Net interest income	637		821	1,375	1,628
Commissions and fees	1,076		913	2,030	1,873
Trading revenues	(466)		(497)	(459)	243
Other revenues	280		129	497	415
Net revenues	1,527		1,366	3,443	4,159
Provision for credit losses	2		0	2	(4)
Compensation and benefits	896		814	1,821	1,973
General and administrative expenses	508		383	1,015	800
Commission expenses	58		58	121	114
Total other operating expenses	566		441	1,136	914
Total operating expenses	1,462		1,255	2,957	2,887
Income tax expense	(28)		33	71	432
Net income	91		78	413	844
Net income/(loss) attributable to noncontrolling interests	98		13	167	199
Net income attributable to shareholders	(7)		65	246	645
Income from continuing operations before taxes	63		111	484	1,276
Bank parent company and other subsidiaries
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	4,392		4,909	7,370	8,224
Interest expense	(2,507)		(4,232)	(4,467)	(6,576)
Net interest income	1,885		677	2,903	1,648
Commissions and fees	2,488		2,144	4,810	4,285
Trading revenues	822		1,578	2,623	1,198
Other revenues	139		232	163	747
Net revenues	5,334		4,631	10,499	7,878
Provision for credit losses	33		10	35	36
Compensation and benefits	1,989		2,171	4,102	4,718
General and administrative expenses	1,416		1,295	2,679	2,520
Commission expenses	401		365	814	746
Total other operating expenses	1,817		1,660	3,493	3,266
Total operating expenses	3,806		3,831	7,595	7,984
Income tax expense	483		221	868	(155)
Net income	1,012		569	2,001	13
Net income/(loss) attributable to noncontrolling interests	222		70	368	89
Net income attributable to shareholders	790		499	1,633	(76)
Income from continuing operations before taxes	1,495		790	2,869	(142)
Bank
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	6,082		6,905	10,772	12,061
Interest expense	(3,560)		(5,407)	(6,494)	(8,785)
Net interest income	2,522		1,498	4,278	3,276
Commissions and fees	3,564		3,057	6,840	6,158
Trading revenues	356		1,081	2,164	1,441
Other revenues	419		361	660	1,162
Net revenues	6,861		5,997	13,942	12,037
Provision for credit losses	35		10	37	32
Compensation and benefits	2,885		2,985	5,923	6,691
General and administrative expenses	1,924		1,678	3,694	3,320
Commission expenses	459		423	935	860
Total other operating expenses	2,383		2,101	4,629	4,180
Total operating expenses	5,268		5,086	10,552	10,871
Income tax expense	455		254	939	277
Net income	1,103		647	2,414	857
Net income/(loss) attributable to noncontrolling interests	320		83	535	288
Net income attributable to shareholders	783		564	1,879	569
Income from continuing operations before taxes	1,558		901	3,353	1,134
Group parent company
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	13		21	27	52
Interest expense	(11)		(19)	(23)	(50)
Net interest income	2		2	4	2
Commissions and fees	1		3	3	5
Trading revenues	0		0	0	0
Other revenues	1,039		789	2,314	817
Net revenues	1,042		794	2,321	824
Provision for credit losses	0		0	0	0
Compensation and benefits	18		23	32	35
General and administrative expenses	(34)		(24)	(74)	(53)
Commission expenses	0		1	0	1
Total other operating expenses	(34)		(23)	(74)	(52)
Total operating expenses	(16)		0	(42)	(17)
Income tax expense	13		6	15	9
Net income	1,045		788	2,348	832
Net income/(loss) attributable to noncontrolling interests	0		0	0	0
Net income attributable to shareholders	1,045		788	2,348	832
Income from continuing operations before taxes	1,058		794	2,363	841
Other Group subsidiaries
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	124		118	244	226
Interest expense	(7)		(4)	(78)	(6)
Net interest income	117		114	166	220
Commissions and fees	46		56	96	115
Trading revenues	1		75	8	(96)
Other revenues	(1,041)		(775)	(2,337)	(802)
Net revenues	(877)		(530)	(2,067)	(563)
Provision for credit losses	16		15	36	27
Compensation and benefits	70		(3)	42	(10)
General and administrative expenses	11		19	35	59
Commission expenses	3		3	6	7
Total other operating expenses	14		22	41	66
Total operating expenses	84		19	83	56
Income tax expense	7		51	31	9
Net income	(984)		(615)	(2,217)	(655)
Net income/(loss) attributable to noncontrolling interests	(201)		(51)	(338)	(86)
Net income attributable to shareholders	(783)		(564)	(1,879)	(569)
Income from continuing operations before taxes	(977)		(564)	(2,186)	(646)